Non-operating income (Details Narrative)	1 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CHF (SFr)	Feb. 01, 2021 USD ($)	Feb. 01, 2021 CHF (SFr)
the "arago Third Convertible Loan"
Restructuring Cost and Reserve [Line Items]
Cash payment for consideration			$ 1,796,155	SFr 1,600,000
Fair value adjustment recognized in non-operating income	$ 5,553,447	SFr 4,946,964
the "arago Third Convertible Loan"
Restructuring Cost and Reserve [Line Items]
Unrealized gain from fair value adjustments	$ 7,349,602	SFr 6,546,964